Long –Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long –Term Debt

6. Long –Term Debt

Facility	2021	2020
Loans	1,380,648	1,509,794
Less: Deferred finance costs, net	(7,461)	(9,437)
Total long-term debt	1,373,187	1,500,357
Less: Current portion of debt	(175,062)	(235,082)
Add: Deferred finance costs, current portion	2,126	2,654
Long-term debt, net of current portion and deferred finance costs	1,200,251	1,267,929

Loan balances outstanding at December 31, 2021, amounted to $1,380,648. These bank loans are payable in U.S. Dollars in semi-annual installments with balloon payments mainly due at maturity between January 2022 and November 2030. Interest rates on the outstanding loans as at December 31, 2021, are based on London interbank offered rate (“LIBOR”) plus a spread.

On January 15, 2021, the Company signed a new five-year and three-months loan agreement amounting to $44,500 to refinance the existing loan for the aframax tankers Maria Princess, Nippon Princess, and Ise Princess. On January 22, 2021, the Company drew down $44,500 and prepaid the total amount of $36,488. The new loan is repayable in ten semi-annual installments of $4,045.5, commencing three months after the drawdown date plus a last installment of $4,045.

On May 13, 2021, the Company signed a new seven-year loan agreement for $74,500 relating to the pre- and post delivery financing of the shuttle tanker under construction. The loan is repayable in fourteen semi-annual installments of $2,069 commencing six months after the delivery of the vessel, plus a balloon of $45,528 payable together with the last installment.

On May 19, 2021, the Company prepaid the amount of $4,951 to the lenders due to sale of its panamax tanker Maya.

On June 25, 2021, the Company prepaid the amount of $27,336 to the lenders due to sale of the two suezmax tankers, Arctic and Antarctic.

On July 8, 2021, the Company signed a new five-year loan agreement amounting to $26,000 to refinance the existing loan for the panamax tanker Sunray. On July 13, 2021, the Company drew down the amount of $26,000 and prepaid the amount of $26,393. The new loan is repayable in ten semi-annual installments of $1,000, commencing six months after the drawdown date, plus a balloon of $16,000 payable together with the last installment.

On September 27, 2021, the Company signed a new four-year loan agreement amounting to $48,750 to refinance the existing loan for the handymax tankers, Artemis, Afrodite, Ariadne, Aris, Apollon and Ajax. On September 28, 2021, the Company drew down the amount of $48,750 and prepaid the amount of $30,370. The new loan is repayable in eight semi-annual installments of $3,500, commencing six months after the drawdown date, plus a balloon of $20,750 payable together with the last installment.

On December 21, 2021, the Company signed a new four-year loan agreement amounting to $38,000 to refinance the existing loan for the aframax tankers, Proteas, Promitheas and Propontis. On December 22, 2021, the Company drew down the amount of $38,000 and prepaid the amount of $27,333. The new loan is repayable in two semi-annual instalments of $1,750 and six semi-annual installments of $2,750, commencing six months after the drawdown date, plus a balloon of $18,000 payable together with the last installment.

On December 21, 2021, the Company entered into a new ten-year sale and leaseback agreement for its under-construction LNG carrier, Tenergy. On January 12, 2022, the Company drew down the amount of $177,238 and prepaid vessel’s existing indebtedness of $27,750. The new financing arrangement is repayable in forty quarterly installments of $2,332, commencing three months after the drawdown date, plus a put option of $83,955 payable together with the last installment.

On March 16, 2022, the Company signed a new five-year loan agreement amounting to $62,000 to refinance the existing loan for the suezmax tankers, Dimitris P and Spyros K and the aframax tanker, Uraga Princess. On March 17, 2022, the Company drew down the amount of $62,000 and prepaid the amount of $47,730. The new loan is repayable in ten semi-annual installments of $2,750, commencing six months after the drawdown date, plus a balloon of $34,500 payable together with the last installment.

On March 31,2022, the Company signed a new six-year loan agreement amounting to $67,500 to refinance the existing loan for the DP2 shuttle tanker, Brasil 2014. On April 4, 2022, the Company drew down the amount of $67,500 and prepaid the amount of $54,117. The new loan is repayable in twelve semi-annual installments of $4,500, commencing six months after the drawdown date, plus a balloon of $13,500 payable together with the last installment.

According to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments”, the Company expenses any unamortized deferred financing costs on its prepaid loans (Note 7).

At December 31, 2021, interest rates on the term bank loans ranged from 1.55% to 3.12%.

The weighted-average interest rates on all executed loans for the applicable periods were:

Year ended December 31, 2021	2.02%
Year ended December 31, 2020	2.88%
Year ended December 31, 2019	4.41%

Loan movements throughout 2021:

Loan	Origination Date	Original Amount	Balance at January 1, 2021	New Loans	Prepaid	Repaid	Balance at December 31, 2021
8-year term loan	2011	73,600	60,860	—	—	6,407	54,453
6-year term loan	2014	193,239	30,921	—	—	2,474	28,447
8-year term loan	2014	39,954	37,500	—	—	2,589	34,911
5-year term loan	2015	35,190	27,370	—	26,393	977	—
7-year term loan	2015	35,190	26,393	—	—	2,200	24,193
7-year term loan	2015	39,900	21,764	—	—	3,628	18,136
7-year term loan	2015	44,800	30,400	—	—	3,200	27,200
12-year term loan	2016	309,824	209,430	—	—	21,501	187,929
71/2-year term loan	2017	85,000	68,000	—	—	5,667	62,333
6-year term loan	2018	80,000	61,275	—	—	7,158	54,117
5-year term loan	2018	180,000	104,770	—	85,039	19,731	—
5-year term loan	2018	44,000	24,383	—	—	2,700	21,683
5-year term loan	2018	48,650	36,488	—	36,488	—	—
8-year term loan	2018	82,752	79,304	—	—	4,597	74,707
5-year term loan	2018	62,500	53,500	—	—	6,000	47,500
6-year term loan	2019	88,150	60,804	—	—	8,716	52,088
5-year term loan	2019	38,250	30,682	—	4,951	5,718	20,013
4-year term loan	2019	26,000	20,800	—	—	5,200	15,600
7-year term loan	2019	56,352	56,352	—	—	2,818	53,534
10-year term loan	2019	54,387	54,191	—	—	3,011	51,180
7-year term loan	2019	72,000	67,200	—	—	4,800	62,400
5-year term loan	2019	71,036	64,613	—	—	5,082	59,531
5-year term loan	2019	36,000	33,600	—	—	2,400	31,200
5-year term loan	2019	35,000	31,818	—	—	3,182	28,636
5-year term loan	2020	16,800	15,015	—	—	2,730	12,285
2-year term loan	2020	27,750	13,875	13,875	—	—	27,750
5-year term loan	2020	70,000	67,305	—	—	11,217	56,088
5-year term loan	2020	40,000	38,556	—	—	2,487	36,069
6-year term loan	2020	37,500	37,125	—	—	2,652	34,473
5-year term loan	2020	47,000	45,500	—	—	9,100	36,400
5-year term loan	2021	44,500	—	44,500	—	8,091	36,409
5-year term loan	2021	26,000	—	26,000	—	—	26,000
4-year term loan	2021	38,000	—	38,000	—	—	38,000
4-year term loan	2021	48,750	—	48,750	—	—	48,750
7-year term loan	2021	74,500	—	18,633	—	—	18,633
Total			1,509,794	189,758	152,871	166,033	1,380,648

The above term bank loans are secured by first priority mortgages on all vessels owned by the Company’s subsidiaries, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries and in certain cases of the Holding Company as well.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends provided no event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $105,768 at December 31, 2021 and $111,969 at December 31, 2020, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate balance in a deposit account of $3,100. One loan agreement requires a monthly pro rata transfer to retention account of any principal due but unpaid.

As at December 31, 2021, the Company and its subsidiaries had thirty-two loan agreements, totaling $1,380,648. The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements, as at December 31, 2021.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels under construction and funding expected capital expenditures and working capital.

The annual principal payments, including balloon payments on loan maturity, required to be made after December 31, 2021, are as follows:

Year	Amount
2022	175,062
2023	242,995
2024	283,014
2025	262,130
2026	199,780
2027 and thereafter	217,667
Total	1,380,648